Other long-term liabilities and deferred credits (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Other Long Term Liabilities
Other long-term liabilities consist of the following:

	2019	2018
Advances in aid of construction (a)	$60,828	$63,703
Environmental remediation obligation (b)	58,061	55,621
Asset retirement obligations (c)	53,879	43,291
Customer deposits (d)	31,946	29,974
Unamortized investment tax credits (e)	18,234	17,491
Deferred credits (f)	18,952	42,711
Preferred shares, Series C (g)	13,793	13,418
Lease liabilities (note 1(q))	9,695	3,436
Other (h)	35,952	28,360
	$301,340	$298,005
Less: current portion	(57,939)	(42,337)
	$243,401	$255,668

(a)	Advances in aid of construction
The Company’s regulated utilities have various agreements with real estate development companies (the “developers”) conducting business within the Company’s utility service territories, whereby funds are advanced to the Company by the developers to assist with funding some or all of the costs of the development.
In many instances, developer advances can be subject to refund, but the refund is non-interest bearing. Refunds of developer advances are made over periods generally ranging from 5 to 40 years. Advances not refunded within the prescribed period are usually not required to be repaid. After the prescribed period has lapsed, any remaining unpaid balance is transferred to contributions in aid of construction and recorded as an offsetting amount to the cost of property, plant and equipment. In 2019, $5,465 (2018 - $3,687) was transferred from advances in aid of construction to contributions in aid of construction.

(b)	Environmental remediation obligation
A number of the Company's regulated utilities were named as potentially responsible parties for remediation of several sites at which hazardous waste is alleged to have been disposed as a result of historical operations of Manufactured Gas Plants (“MGP”) and related facilities. The Company is currently investigating and remediating, as necessary, those MGP and related sites in accordance with plans submitted to the agency with authority for each of the respective sites.
12.Other long-term liabilities (continued)

(b)	Environmental remediation obligation (continued)
The Company estimates the remaining undiscounted, unescalated cost of these MGP-related environmental cleanup activities will be $58,484 (2018 - $59,181), which at discount rates ranging from 1.7% to 2.1% represents the recorded accrual of $58,061 as of December 31, 2019 (2018 - $55,621). Approximately $36,382 is expected to be incurred over the next four years, with the balance of cash flows to be incurred over the following 31 years.
Changes in the environmental remediation obligation are as follows:

	2019	2018
Opening balance	$55,621	$54,322
Remediation activities	(1,678)	(2,163)
Accretion	1,065	1,479
Changes in cash flow estimates	981	4,051
Revision in assumptions	2,072	(2,068)
Closing balance	$58,061	$55,621

By rate orders, the Regulator provided for the recovery of actual expenditures for site investigation and remediation over a period of 7 years and accordingly, as of December 31, 2019, the Company has reflected a regulatory asset of $82,300 (2018 - $82,295) for the MGP and related sites (note 7(a)).

(c)	Asset retirement obligations
Asset retirement obligations mainly relate to legal requirements to: (i) remove wind farm facilities upon termination of land leases; (ii) cut (disconnect from the distribution system), purge (cleanup of natural gas and Polychlorinated Biphenyls "PCB" contaminants) and cap gas mains within the gas distribution and transmission system when mains are retired in place, or sections of gas main are removed from the pipeline system; (iii) clean and remove storage tanks containing waste oil and other waste contaminants; (iv) remove certain river water intake structures and equipment; (v) dispose of coal combustion residuals and PCB contaminants and (vi) remove asbestos upon major renovation or demolition of structures and facilities.
Changes in the asset retirement obligations are as follows:

	2019	2018
Opening balance	$43,291	$44,166
Obligation assumed from business acquisition and constructed projects	3,226	225
Retirement activities	(443)	(5,130)
Accretion	2,148	1,974
Change in cash flow estimates	5,657	2,056
Closing balance	$53,879	$43,291

As the cost of retirement of utility assets, liability accretion and asset depreciation expense are expected to be recovered through rates, a corresponding regulatory asset is recorded (note 7(j)).

(d)	Customer deposits
Customer deposits result from the Company’s obligation by state regulators to collect a deposit from customers of its facilities under certain circumstances when services are connected. The deposits are refundable as allowed under the facilities’ regulatory agreement.

(e)	Unamortized investment tax credits
The unamortized investment tax credits were assumed in connection with the acquisition of Empire. The investment tax credits are associated with an investment made in a generating station. The credits are being amortized over the life of the generating station.

12.Other long-term liabilities (continued)

(f)	Deferred credits
During the year, the Company settled $29,100 of contingent consideration related to the Company's investment in Atlantica (note 8(a)), and recorded an additional $5,000 contingent consideration related to the Company's investment in the San Antonio Water System (note 8(c)).
(g)    Preferred shares, Series C
APUC has 100 redeemable Series C preferred shares issued and outstanding. Thirty-six of the Series C preferred shares are owned by related parties controlled by executives of the Company. The preferred shares are mandatorily redeemable in 2031 for C$53,400 per share and have a contractual cumulative cash dividend paid quarterly until the date of redemption based on a prescribed payment schedule indexed in proportion to the increase in CPI over the term of the shares. The Series C preferred shares are convertible into common shares at the option of the holder and the Company, at any time after May 20, 2031 and before June 19, 2031, at a conversion price of C$53,400 per share.
As these shares are mandatorily redeemable for cash, they are classified as liabilities in the consolidated financial statements. The Series C preferred shares are accounted for under the effective interest method, resulting in accretion of interest expense over the term of the shares. Dividend payments are recorded as a reduction of the Series C preferred share carrying value.

Estimated dividend payments due in the next five years and dividend and redemption payments thereafter are as follows:
2020	$1,035
2021	1,050
2022	1,070
2023	1,243
2024	1,454
Thereafter to 2031	9,439
Redemption amount	4,111
$19,402
Less: amounts representing interest	(5,609)
$13,793
Less current portion	(1,035)
$12,758

(h)	Other
Convertible debentures
As at December 31, 2019, the carrying value of the convertible debentures was $342 (2018 - $470). The convertible debentures mature on March 31, 2026 and bear interest at an annual rate of 0% per C$1,000 principal amount of convertible debentures. The debentures are convertible at a price of C$10.60 per share into up to 44,130 common shares. During the year ended December 31, 2019, $148 (2018 - $447) of principal converted to 19,429 (2018 - 56,926) common shares of the Company (note 13).
Changes in Environmental Remediation Obligation
Changes in the environmental remediation obligation are as follows:

	2019	2018
Opening balance	$55,621	$54,322
Remediation activities	(1,678)	(2,163)
Accretion	1,065	1,479
Changes in cash flow estimates	981	4,051
Revision in assumptions	2,072	(2,068)
Closing balance	$58,061	$55,621

Schedule of Asset Retirement Obligations
Changes in the asset retirement obligations are as follows:

	2019	2018
Opening balance	$43,291	$44,166
Obligation assumed from business acquisition and constructed projects	3,226	225
Retirement activities	(443)	(5,130)
Accretion	2,148	1,974
Change in cash flow estimates	5,657	2,056
Closing balance	$53,879	$43,291

Principal Payments
Principal payments due in the next five years and thereafter are as follows:

2020	2021	2022	2023	2024	Thereafter	Total
$602,028	$117,513	$351,227	$97,478	$215,743	$2,547,916	$3,931,905

Dividend payments are recorded as a reduction of the Series C preferred share carrying value.

Estimated dividend payments due in the next five years and dividend and redemption payments thereafter are as follows:
2020	$1,035
2021	1,050
2022	1,070
2023	1,243
2024	1,454
Thereafter to 2031	9,439
Redemption amount	4,111
$19,402
Less: amounts representing interest	(5,609)
$13,793
Less current portion	(1,035)
$12,758